GE Asset Management	1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

May 4, 2015

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun International Equity Fund

File Nos. 033-15071; 811-05216

Ladies and Gentlemen:

On behalf of the Elfun International Equity Fund (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectus and statement of additional Information (“SAI”), each dated April 30, 2015, being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 40 for the Company filed with the Securities and Exchange Commission on April 30, 2015 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/s/ JoonWon Choe

JoonWon Choe

SVP & Deputy General Counsel